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							   File Number:333-89354
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                              May 24, 2013

                           Pioneer Absolute Credit Return Fund

 Supplement to the Prospectus, Summary Prospectus and Statement of Additional
			Information, each dated April 1, 2013




Name change

Effective June 17, 2013, the fund will be renamed Pioneer Dynamic Credit
Fund.




















                                                                  26734-00-0513
                                       (C) 2013 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC